UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Robertson Opportunity Capital, L.L.C.
Address: 8117 Preston Road
         West Tower, Suite 675
         Dallas, TX  75225

13F File Number:  28-11764

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      L. Sauer
Title:     Chief Financial Officer
Phone:     972.713.5001

Signature, Place, and Date of Signing:

     L. Sauer     Dallas, Texas     May 15, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     39

Form13F Information Table Value Total:     $163,183 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A D C TELECOMMUNICATIONS       COM NEW          000886309     5864   350327 SH       SOLE                   350327
ARCH CAP GROUP LTD             ORD              G0450A105     8594   126000 SH       SOLE                   126000
BLOCKBUSTER INC                CL B             093679207     1525   254200 SH       SOLE                   254200
BLOCKBUSTER INC                CL A             093679108     2036   316100 SH       SOLE                   316100
BLOUNT INTL INC NEW            COM              095180105     2841   228200 SH       SOLE                   228200
CADENCE DESIGN SYSTEM INC      COM              127387108     6023   286000 SH       SOLE                   286000
CEMEX SAB DE CV                SPON ADR 5 ORD   151290889     4128   126042 SH       SOLE                   126042
DAIMLERCHRYSLER AG             ORD              D1668R123     4450    54400 SH       SOLE                    54400
DREW INDS INC                  COM NEW          26168L205     3046   106200 SH       SOLE                   106200
EASTMAN KODAK CO               COM              277461109     1015    45000 SH       SOLE                    45000
GETTY IMAGES INC               COM              374276103     3200    65800 SH       SOLE                    65800
HANOVER COMPRESSOR CO          COM              410768105    12977   583241 SH       SOLE                   583241
INTUIT                         COM              461202103     9781   357500 SH       SOLE                   357500
ISHARES TR                     RUSSELL 2000     464287655     2385    30000 SH       SOLE                    30000
ISHARES TR DEC 07@77           RUSSELL 2000     464287655      157      400 SH  PUT  SOLE                      400
ISHARES TR DEC 07@79           RUSSELL 2000     464287655       93      200 SH  PUT  SOLE                      200
J2 GLOBAL COMMUNICATIONS INC   COM NEW          46626E205     2107    76000 SH       SOLE                    76000
LABORATORY CORP AMER HLDGS     COM NEW          50540R409    10706   147400 SH       SOLE                   147400
MBIA INC                       COM              55262C100     9693   148000 SH       SOLE                   148000
NASDAQ 100 TR JAN 08@43        UNIT SER 1       631100104      125      600 SH  PUT  SOLE                      600
NASDAQ 100 TR JAN 08@40        UNIT SER 1       631100104       86      700 SH  PUT  SOLE                      700
NASDAQ 100 TR                  UNIT SER 1       631100104     3265    75000 SH       SOLE                    75000
NAVTEQ CORP                    COM              63936L100     4116   119300 SH       SOLE                   119300
PALM HARBOR HOMES              COM              696639103     1063    74125 SH       SOLE                    74125
PARKER HANNIFIN CORP           COM              701094104     3193    37000 SH       SOLE                    37000
POLARIS INDS INC               COM              731068102     2159    45000 SH       SOLE                    45000
RACKABLE SYS INC               COM              750077109     1042    61400 SH       SOLE                    61400
RAYTHEON CO                    COM NEW          755111507    11389   217100 SH       SOLE                   217100
RAYTHEON CO JAN 08@40          COM NEW          755111507        9      400 SH  PUT  SOLE                       40
SELECT SECTOR SPDR TR          SBI INT-ENERGY   81369Y506     3683    61100 SH       SOLE                    61100
SOHU COM INC                   COM              83408W103     5302   247400 SH       SOLE                   247400
SOMANETICS CORP                COM NEW          834445405     4744   237917 SH       SOLE                   237917
SONIC SOLUTIONS                COM              835460106      550    39000 SH       SOLE                    39000
SONUS NETWORKS INC             COM              835916107    13098  1623100 SH       SOLE                  1623100
SYNOPSYS INC                   COM              871607107     5910   225300 SH       SOLE                   225300
TERRA INDS INC                 COM              880915103      875    50000 SH       SOLE                    50000
TIME WARNER INC                COM              887317105     9174   465200 SH       SOLE                   465200
UNIVERSAL COMPRESSION HLDGS    COM              913431102      853    12600 SH       SOLE                    12600
VALMONT INDS INC               COM              920253101     1926    33300 SH       SOLE                    33300